Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Summary of key management personnel remuneration

KEY MANAGEMENT PERSONNEL REMUNERATION	2021 £m	2022 £m	2023 £m
Salaries, other short-term employee benefits and non-executive fees	7	7	8
Post-employment benefits	1	-	-
Share based remuneration*	8	7	14
Total	16	14	22

Summary of executive directors remuneration

EXECUTIVE DIRECTORS		Salary £’000	Benefits £’000	Annual incentive £’000	Share based remuneration* £’000	Pension* £’000	Total £’000
Total Executive Directors	2021	2,085	97	3,604	7,953	774	14,513
	2022	2,137	97	3,251	6,857	268	12,610
	2023	2,190	97	3,808	14,354	241	20,690
*

The figures for share based awards are calculated in accordance with the methodology set out in the UK adopted International Accounting Standards and International Financial Reporting Standards as issued by the International Accounting Standards Boards (IASB). The figure for performance-related share based awards includes share price appreciation since the date the award was granted. Please see page [124] for further details. Pension is calculated in accordance with the methodology set out in the UK Regulations.

Summary of non-executive directors remuneration

NON-EXECUTIVE DIRECTORS	2021 £’000	2022 £’000	2023 £’000
Fees and benefits	1,598	1,566	1,566